UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Regional Bank Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before pulling back in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       1

Your fund at a glance

INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Favorable rate, policy environments boosted banks

Rising interest rates and the potential for tax and regulatory reform lifted financial stocks to double-digit gains, with banks leading the way.

Stock selection drove strong results

Driven by stock selection among regional banks, the fund generated a strong positive return but slightly underperformed its benchmark, the S&P Composite 1500 Banks Index, partially due to its underweight in money center banks.

Loan growth, consolidation lifted shares

Regional bank stocks were supported by continued economic growth that led to solid loan growth as well as value-added merger-and-acquisition activity.

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

A note about risks

A portfolio concentrated in one sector or industry or that holds a limited number of securities may fluctuate more than a more broadly invested portfolio. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       3

Discussion of fund performance

An interview with Portfolio Manager Lisa A. Welch, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lisa A. Welch
Portfolio Manager
John Hancock Asset Management

What factors affected bank stocks over the six months ended April 30, 2017?

Investors embraced risk in reaction to the results of the U.S. presidential election, driving financial stocks to solid gains that were led by banks. New President Donald Trump is seeking to advance a pro-growth agenda centered on tax reform, increased fiscal spending, and reduced business regulation. While Congress's failure to vote on a replacement for U.S. healthcare legislation increased uncertainty about the success of timing of the Trump administration's proposals, economic data during the period was supportive of a continued economic recovery.

The U.S. Federal Reserve (Fed) raised its federal funds rate a total of 50 basis points in moves in December and March. Higher rates have boosted most financial companies, including those that derive income from spread revenue, such as regional banks, while the positive direction of markets also supported money center banks. The financials sector outperformed the broad market with the benchmark S&P Composite 1500 Banks Index gaining 25.19% for the period, compared with a gain of 13.66% for the S&P Composite 1500 Index.

Looking ahead, we expect the Fed to continue to gradually increase interest rates as economic and inflation data show a growing economy, a scenario beneficial to banks in terms of net interest margins and loan growth. Volatility is likely to increase as the Trump administration negotiates with Congress to achieve its goals. Deregulation of financial services will probably occur at a gradual pace. Changes in the leadership of various regulatory agencies should ease the regulatory burden, potentially freeing up capital for more productive uses. Corporate tax reform would also be positive; however, the timing of such legislation is uncertain. In addition, we expect merger-and-acquisition activity to continue, providing another source of growth for banks.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       4

"Merger-and-acquisition activity continued to be a driver of performance, with seven companies taken out in acquisitions during the reporting period."

How did the fund respond to these market conditions?

The fund had a strong positive absolute return but slightly underperformed its benchmark, the S&P Composite 1500 Banks Index, due to the drag of its cash position during a strong period for bank stocks. Performance was mainly driven by positive stock selection among regional and local banks. We continue to favor companies that are positioned to benefit from a rising interest-rate environment. In addition, we prefer franchises that are growing organically and through accretive acquisitions as well as companies that serve a specific niche or local market, which could potentially make them attractive takeover targets. Merger-and-acquisition activity continued to be a driver of performance, with seven companies taken out in acquisitions during the reporting period.

Which holdings detracted the most from results?

The fund's underweight in money center banks JPMorgan Chase & Co. and Bank of America Corp., which compose, on average, more than 35% of the benchmark and outperformed during the reporting period, was a detractor from performance. Other detractors included HomeStreet, Inc., a mortgage lender that was hurt by poor earnings results, and BB&T Corp., a high-quality super-regional that underperformed relative to the more asset-sensitive banks in the fund. We sold the

TOP 10 HOLDINGS AS OF 4/30/17 (%)

KeyCorp	3.4
U.S. Bancorp	3.2
SunTrust Banks, Inc.	3.2
The PNC Financial Services Group, Inc.	3.2
JPMorgan Chase & Co.	3.1
BB&T Corp.	2.9
Bank of America Corp.	2.9
M&T Bank Corp.	2.9
Citizens Financial Group, Inc.	2.8
Comerica, Inc.	2.5
TOTAL	30.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       5

"We maintained the fund's focus on small and regional lenders that are benefiting from solid loan growth and healthy consolidation activity."
fund's shares in HomeStreet due to its significant exposure to mortgage banking, an area that could see a decline in refinancing activity as rates increase.

What stocks had the greatest effect on performance during the period?

SVB Financial Group, Comerica, Inc., and Cullen/Frost Bankers, Inc. were all leading contributors. SVB Financial produced strong loan growth, higher net interest income, and stable credit quality. Comerica has slowly improved its profitability through a multi-year cost-cutting initiative and an increase in its net interest margin. Cullen/Frost was among a group of asset-sensitive banks that benefited most directly from the positive impact of rising rates.

Other significant contributors included WSFS Financial Corp., a Delaware-based lender that rebounded from recent earnings weakness and was helped by acquisitions that expanded its regional footprint, and Hancock Holding Company, which reacted positively to stabilizing oil prices, as it has a significant energy loan portfolio as well as the purchase of additional branches at attractive prices.

INDUSTRY COMPOSITION AS OF 4/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       6

How was the fund positioned at the end of the period?

We maintained the fund's focus on small and regional lenders that are benefiting from solid loan growth and healthy consolidation activity. We took advantage of attractive valuations in the mid-cap bank space to add new positions in Western Alliance Bancorp., Huntington Bancshares, Inc., Bank of Hawaii Corp., and PacWest Bancorp.

MANAGED BY

Lisa A. Welch On the fund since 1998 Investing since 1986
Susan A. Curry On the fund since 2004 Investing since 1993
Ryan P. Lentell, CFA On the fund since 2015 Investing since 1999

The views expressed in this report are exclusively those of Lisa A. Welch, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	31.12	17.35	5.82	18.71	122.55	76.01
Class B	32.01	17.51	5.76	19.53	124.08	75.07
Class C	36.06	17.73	5.62	23.53	126.13	72.72
Class I1,2	38.26	18.60	6.38	25.15	134.64	85.59
Index 1†	33.76	15.27	-0.63	25.19	103.52	-6.12
Index 2†	17.92	13.68	7.15	13.32	89.81	99.55

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*
Gross/Net (%)	1.28	1.98	1.98	0.96

*Expenses have been estimated for the class' first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-07	17,507	17,507	9,388	19,955
Class C3	4-30-07	17,272	17,272	9,388	19,955
Class I1,2	4-30-07	18,559	18,559	9,388	19,955

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

1	Class I shares were first offered on 9-9-16. Returns prior to this date are those of Class A shares which have higher expenses than Class I. Had the returns reflected Class I expenses, returns would be higher.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,249.60	$6.86	1.23%
	Hypothetical example for comparison purposes	1,000.00	1,018.70	6.16	1.23%
Class B	Actual expenses/actual returns	1,000.00	1,245.30	10.74	1.93%
	Hypothetical example for comparison purposes	1,000.00	1,015.20	9.64	1.93%
Class C	Actual expenses/actual returns	1,000.00	1,245.30	10.80	1.94%
	Hypothetical example for comparison purposes	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	1,251.50	5.25	0.94%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.71	0.94%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 94.9%		$1,657,835,702
(Cost $992,412,134)
Financials 94.9%		1,657,835,702
Banks 88.7%
1st Source Corp.	233,838	11,296,714
Access National Corp.	119,555	3,386,993
American Business Bank (I)	170,759	7,043,809
Ameris Bancorp	538,214	25,349,879
Anchor Bancorp, Inc. (I)	110,771	2,780,352
Atlantic Capital Bancshares, Inc. (I)	291,589	5,715,144
Bank of America Corp.	2,166,423	50,564,313
Bank of Commerce Holdings	31,210	351,113
Bank of Hawaii Corp.	116,891	9,524,279
Bank of Marin Bancorp	86,249	5,446,624
Bankwell Financial Group, Inc.	86,389	3,122,098
Banner Corp.	44,779	2,471,801
Bar Harbor Bankshares	295,322	9,092,964
BB&T Corp.	1,186,880	51,249,478
Berkshire Hills Bancorp, Inc.	462,744	17,352,900
BOK Financial Corp.	284,590	23,988,091
Bryn Mawr Bank Corp.	439,667	18,861,714
Cambridge Bancorp	10,028	671,876
Camden National Corp.	93,313	3,989,131
Capstar Financial Holdings, Inc. (I)	53,228	938,942
Carolina Financial Corp.	140,407	4,332,960
Chemical Financial Corp.	551,578	26,172,376
Citizens Financial Group, Inc.	1,310,912	48,123,580
City Holding Company	64,515	4,586,371
Civista Bancshares, Inc.	133,517	2,901,324
Comerica, Inc.	614,586	43,451,230
Commerce Bancshares, Inc.	180,590	9,923,421
County Bancorp, Inc.	86,928	2,386,174
CU Bancorp (I)	164,042	6,114,666
Cullen/Frost Bankers, Inc.	444,396	41,946,538
DNB Financial Corp.	27,917	961,741
Eagle Bancorp Montana, Inc.	96,711	1,793,989
East West Bancorp, Inc.	197,444	10,715,286
Eastern Virginia Bankshares, Inc.	267,817	3,071,861
Equity Bancshares, Inc. (I)	60,213	1,900,924
Equity Bancshares, Inc., Class A (I)	217,322	6,860,856
Evans Bancorp, Inc.	126,399	4,803,162
FCB Financial Holdings, Inc., Class A (I)	440,404	20,809,089

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp	1,251,788	$30,581,181
First Bancorp, Inc.	142,456	3,842,038
First Business Financial Services, Inc.	198,880	5,284,242
First Citizens BancShares, Inc., Class A	24,963	8,688,622
First Community Corp.	225,917	4,653,890
First Connecticut Bancorp, Inc.	276,259	7,376,115
First Financial Bancorp	443,781	12,270,545
First Hawaiian, Inc.	493,986	14,705,963
First Merchants Corp.	486,176	20,117,963
Flushing Financial Corp.	159,741	4,709,165
FNB Corp.	1,706,461	24,300,005
German American Bancorp, Inc.	151,253	4,973,182
Glacier Bancorp, Inc.	485,312	16,393,839
Great Southern Bancorp, Inc.	82,655	4,145,148
Great Western Bancorp, Inc.	465,111	19,162,573
Hancock Holding Company	592,871	27,687,076
Heritage Commerce Corp.	883,103	12,610,711
Heritage Financial Corp.	254,270	6,712,728
Horizon Bancorp	621,444	16,772,774
Howard Bancorp, Inc. (I)	196,548	3,685,275
Huntington Bancshares, Inc.	2,093,691	26,924,866
Independent Bank Corp. (MA)	473,103	29,947,420
Independent Bank Corp. (MI)	177,844	3,965,921
JPMorgan Chase & Co.	622,555	54,162,285
KeyCorp	3,292,935	60,063,134
M&T Bank Corp.	323,442	50,266,121
Mackinac Financial Corp.	221,252	3,296,655
MainSource Financial Group, Inc.	229,712	7,856,150
MB Financial, Inc.	712,070	30,270,096
Merchants Bancshares, Inc.	70,298	3,500,840
MidWestOne Financial Group, Inc.	73,080	2,535,876
MutualFirst Financial, Inc.	6,176	203,499
National Commerce Corp. (I)	65,149	2,521,266
Nicolet Bankshares, Inc. (I)	25,270	1,245,811
Northrim BanCorp, Inc.	79,959	2,558,688
Oak Valley Bancorp	2,739	38,483
Old National Bancorp	888,167	14,921,206
Old Second Bancorp, Inc.	311,662	3,739,944
Pacific Continental Corp.	317,606	7,940,150
Pacific Premier Bancorp, Inc. (I)	374,296	13,680,519
PacWest Bancorp	205,232	10,136,408
Park National Corp.	98,051	10,337,517
Park Sterling Corp.	1,270,367	15,625,514

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       13

	Shares	Value
Financials (continued)
Banks (continued)
Peoples Bancorp, Inc.	262,973	$8,804,336
Pinnacle Financial Partners, Inc.	180,774	11,569,536
PrivateBancorp, Inc.	62,277	3,597,742
QCR Holdings, Inc.	134,234	6,121,070
Regions Financial Corp.	2,263,360	31,121,200
Renasant Corp.	322,095	13,656,828
S&T Bancorp, Inc.	16,044	576,942
Sandy Spring Bancorp, Inc.	166,078	7,182,874
SBT Bancorp, Inc.	51,192	1,119,057
Shore Bancshares, Inc.	249,645	4,141,611
Sierra Bancorp	20,477	513,358
Southern First Bancshares, Inc. (I)	220,190	7,420,403
Southwest Bancorp, Inc.	254,606	6,607,026
State Bank Financial Corp.	154,894	4,160,453
Sun Bancorp, Inc.	239,924	5,986,104
SunTrust Banks, Inc.	994,506	56,497,886
SVB Financial Group (I)	190,327	33,486,132
The Community Financial Corp.	84,993	3,055,498
The First Bancshares, Inc.	45,868	1,314,118
The First of Long Island Corp.	78,735	2,141,592
The PNC Financial Services Group, Inc.	464,136	55,580,286
Towne Bank	219,832	7,133,548
TriCo Bancshares	373,002	13,226,651
U.S. Bancorp	1,104,167	56,621,684
Union Bankshares Corp.	281,962	9,654,381
Washington Trust Bancorp, Inc.	235,900	11,606,280
Wells Fargo & Company	481,465	25,922,076
Western Alliance Bancorp (I)	543,833	26,049,601
Xenith Bankshares, Inc. (I)	261,516	7,066,162
Zions Bancorporation	739,032	29,583,451
Consumer finance 1.1%
Capital One Financial Corp.	238,655	19,183,089
Thrifts and mortgage finance 5.1%
Bank Mutual Corp.	213,248	1,961,882
BSB Bancorp, Inc. (I)	237,109	6,911,727
Coastway Bancorp, Inc. (I)	136,934	2,642,826
First Defiance Financial Corp.	268,568	14,405,988
Provident Financial Holdings, Inc.	172,501	3,317,194
Provident Financial Services, Inc.	329,936	8,476,056
Southern Missouri Bancorp, Inc.	189,771	6,319,374
United Community Financial Corp.	1,045,033	8,924,582
United Financial Bancorp, Inc.	376,293	6,498,580

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       14

			Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Westbury Bancorp, Inc. (I)			133,217	$2,757,592
WSFS Financial Corp.			560,461	26,453,759
Preferred securities 0.3%				$4,507,476
(Cost $3,537,253)
Financials 0.3%				4,507,476
Banks 0.3%
OFG Bancorp, Series C, 8.750%			2,184	2,412,054
SB Financial Group, Inc., 6.500%			124,900	2,095,422
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.6%				$11,277,156
(Cost $10,744,617)
Financials 0.6%				11,277,156
Banks 0.6%
Cadence Financial Corp. (S)	4.875	06-28-19	4,200,000	4,116,000
Old Second Bancorp, Inc.(5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	2,975,000	3,105,156
Popular, Inc.	7.000	07-01-19	3,900,000	4,056,000
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.9%				$67,512,000
(Cost $67,512,000)
U.S. Government Agency 2.4%				41,269,000
Federal Agricultural Mortgage Corp. Discount Note	0.690	05-01-17	2,426,000	2,426,000
Federal Farm Credit Bank Discount Note	0.633	05-01-17	7,116,000	7,116,000
Federal Home Loan Bank Discount Note	0.646	05-01-17	31,727,000	31,727,000
			Par value^	Value
Repurchase agreement 1.5%				26,243,000
Barclays Tri-Party Repurchase Agreement dated 4-28-17 at 0.800% to be repurchased at $23,776,585 on 5-1-17, collateralized by $18,312,900 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1-15-28 (valued at $24,252,201, including interest)			23,775,000	23,775,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $2,468,045 on 5-1-17, collateralized by $2,400,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $2,517,660, including interest)			2,468,000	2,468,000
Total investments (Cost $1,074,206,004)† 99.7%				$1,741,132,334
Other assets and liabilities, net 0.3%				$5,643,710
Total net assets 100.0%				$1,746,776,044

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $1,075,522,693. Net unrealized appreciation aggregated to $665,609,641, of which $669,648,497 related to appreciated investment securities and $4,038,856 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $1,074,206,004)	$1,741,132,334
Cash	403
Receivable for fund shares sold	8,630,210
Dividends and interest receivable	1,084,242
Other receivables and prepaid expenses	164,142
Total assets	1,751,011,331
Liabilities
Payable for investments purchased	142,406
Payable for fund shares repurchased	3,282,656
Payable to affiliates
Accounting and legal services fees	99,660
Transfer agent fees	171,305
Distribution and service fees	458,116
Trustees' fees	49
Other liabilities and accrued expenses	81,095
Total liabilities	4,235,287
Net assets	$1,746,776,044
Net assets consist of
Paid-in capital	$1,069,374,500
Accumulated distributions in excess of net investment income	(200,564)
Accumulated net realized gain (loss) on investments	10,675,778
Net unrealized appreciation (depreciation) on investments	666,926,330
Net assets	$1,746,776,044

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,125,326,238 ÷ 44,310,700 shares)	$25.40
Class B ($10,498,412 ÷ 435,597 shares)[1]	$24.10
Class C ($215,719,205 ÷ 8,933,848 shares)[1]	$24.15
Class I ($395,232,189 ÷ 15,563,891 shares)	$25.39
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.74

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       17

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$11,856,990
Interest	582,530
Less foreign taxes withheld	(10,037)
Total investment income	12,429,483
Expenses
Investment management fees	5,627,460
Distribution and service fees	2,546,494
Accounting and legal services fees	182,301
Transfer agent fees	886,446
Trustees' fees	7,668
State registration fees	57,636
Printing and postage	53,109
Professional fees	59,062
Custodian fees	84,659
Other	11,330
Total expenses	9,516,165
Less expense reductions	(56,979)
Net expenses	9,459,186
Net investment income	2,970,297
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	11,994,508
11,994,508
Change in net unrealized appreciation (depreciation) of
Investments	217,546,647
217,546,647
Net realized and unrealized gain	229,541,155
Increase in net assets from operations	$232,511,452

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,970,297	$5,937,440
Net realized gain	11,994,508	32,573,882
Change in net unrealized appreciation (depreciation)	217,546,647	50,406,701
Increase in net assets resulting from operations	232,511,452	88,918,023
Distributions to shareholders
From net investment income
Class A	(2,474,717)	(5,839,850)
Class B	—	(20,428)
Class C	—	(176,601)
Class I1	(776,395)	(1,116)
From net realized gain
Class A	(25,609,882)	(27,723,959)
Class B	(306,566)	(547,639)
Class C	(3,888,688)	(3,979,902)
Class I1	(2,768,718)	—
Total distributions	(35,824,966)	(38,289,495)
From fund share transactions	657,640,824	55,881,675
Total increase	854,327,310	106,510,203
Net assets
Beginning of period	892,448,734	785,938,531
End of period	$1,746,776,044	$892,448,734
Undistributed (accumulated distributions in excess of) net investment income	($200,564)	$80,251

1	The inception date for Class I shares is 9-9-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       19

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$20.88		$19.55	$19.58	$18.36	$14.70	$12.56
Net investment income[2]	0.06		0.16	0.11	0.09	0.09	0.07
Net realized and unrealized gain on investments	5.15		2.10	1.27	2.39	4.37	2.92
Total from investment operations	5.21		2.26	1.38	2.48	4.46	2.99
Less distributions
From net investment income	(0.06)		(0.16)	(0.11)	(0.08)	(0.09)	(0.07)
From net realized gain	(0.63)		(0.77)	(1.30)	(1.18)	(0.71)	(0.78)
Total distributions	(0.69)		(0.93)	(1.41)	(1.26)	(0.80)	(0.85)
Net asset value, end of period	$25.40		$20.88	$19.55	$19.58	$18.36	$14.70
Total return (%)[3,4]	24.96	[5]	12.08	7.66	14.14	31.99	25.62
Ratios and supplemental data
Net assets, end of period (in millions)	$1,125		$769	$684	$663	$632	$547
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[6]	1.28	1.27	1.29	1.33	1.38
Expenses including reductions	1.23	[6]	1.27	1.26	1.28	1.32	1.38
Net investment income	0.47	[6]	0.84	0.58	0.48	0.57	0.52
Portfolio turnover (%)	2		11	13	16	12	11

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       20

Class B Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$19.86		$18.64	$18.75	$17.68	$14.21	$12.18
Net investment income (loss)[2]	(0.02)		0.03	(0.02)	(0.04)	(0.02)	(0.03)
Net realized and unrealized gain on investments	4.89		1.99	1.21	2.29	4.21	2.84
Total from investment operations	4.87		2.02	1.19	2.25	4.19	2.81
Less distributions
From net investment income	—		(0.03)	— [3]	—	(0.01)	— [3]
From net realized gain	(0.63)		(0.77)	(1.30)	(1.18)	(0.71)	(0.78)
Total distributions	(0.63)		(0.80)	(1.30)	(1.18)	(0.72)	(0.78)
Net asset value, end of period	$24.10		$19.86	$18.64	$18.75	$17.68	$14.21
Total return (%)[4,5]	24.53	[6]	11.28	6.94	13.30	31.05	24.85
Ratios and supplemental data
Net assets, end of period (in millions)	$10		$10	$14	$16	$19	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94	[7]	1.98	1.97	1.98	2.03	2.08
Expenses including reductions	1.93	[7]	1.97	1.96	1.98	2.02	2.08
Net investment income (loss)	(0.19	) [7]	0.16	(0.11)	(0.21)	(0.12)	(0.19)
Portfolio turnover (%)	2		11	13	16	12	11

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       21

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$19.90		$18.67	$18.78	$17.70	$14.23	$12.20
Net investment income (loss)[2]	(0.03)		0.02	(0.02)	(0.04)	(0.02)	(0.03)
Net realized and unrealized gain on investments	4.91		2.01	1.21	2.30	4.21	2.84
Total from investment operations	4.88		2.03	1.19	2.26	4.19	2.81
Less distributions
From net investment income	—		(0.03)	— [3]	—	(0.01)	— [3]
From net realized gain	(0.63)		(0.77)	(1.30)	(1.18)	(0.71)	(0.78)
Total distributions	(0.63)		(0.80)	(1.30)	(1.18)	(0.72)	(0.78)
Net asset value, end of period	$24.15		$19.90	$18.67	$18.78	$17.70	$14.23
Total return (%)[4,5]	24.53	[6]	11.31	6.93	13.35	31.00	24.81
Ratios and supplemental data
Net assets, end of period (in millions)	$216		$107	$88	$65	$51	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95	[7]	1.98	1.97	1.99	2.02	2.08
Expenses including reductions	1.94	[7]	1.97	1.97	1.98	2.02	2.08
Net investment income (loss)	(0.26	) [7]	0.14	(0.13)	(0.22)	(0.15)	(0.19)
Portfolio turnover (%)	2		11	13	16	12	11

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       22

Class I Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$20.87		$20.53
Net investment income[3]	0.08		0.02
Net realized and unrealized gain (loss) on investments	5.16		0.38
Total from investment operations	5.24		0.40
Less distributions
From net investment income	(0.09)		(0.06)
From net realized gain	(0.63)		—
Total distributions	(0.72)		(0.06)
Net asset value, end of period	$25.39		$20.87
Total return (%)[4]	25.15	[5]	1.95	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$395		$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	[6]	1.02	[6]
Expenses including reductions	0.94	[6]	1.02	[6]
Net investment income	0.61	[6]	0.55	[6]
Portfolio turnover (%)	2		11	[7]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class I shares is 9-9-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 11-1-15 to 10-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A and Class C are offered to allinvestors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the Net Asset Value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       24

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks			—	—
Banks	$1,549,983,053	$1,549,983,053	—	—
Consumer finance	19,183,089	19,183,089	—	—
Thrifts and mortgage finance	88,669,560	88,669,560	—	—
Preferred securities	4,507,476	—	$4,507,476	—
Corporate bonds	11,277,156	—	11,277,156	—
Short-term investments	67,512,000	—	67,512,000	—
Total investments in securities	$1,741,132,334	$1,657,835,702	$83,296,632	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       25

entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2017, were $2,808. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       26

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund's average daily net assets; (b) 0.750% of the next $500 million of the fund's average daily net assets; (c) 0.735% of the next $1 billion of the fund's average daily net assets; and (d) 0.725% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$41,475	Class I	$8,354
Class B	434	Total	$56,979
Class C	6,716

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.75% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,543,796 for the six months ended April 30, 2017. Of this amount, $569,146 was retained and used for

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       27

printing prospectuses, advertising, sales literature and other purposes, $2,966,560 was paid as sales commissions to broker-dealers and $8,090 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $48, $3,620 and $14,918 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,619,707	$658,382
Class B	56,768	6,933
Class C	870,019	105,966
Class I	—	115,165
Total	$2,546,494	$886,446

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and for the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	18,444,026	$463,395,068	8,336,512	$160,891,732
Distributions reinvested	1,028,752	25,925,937	1,550,357	29,807,388
Repurchased	(11,979,730)	(297,383,063)	(8,071,856)	(150,361,503)
Net increase	7,493,048	$191,937,942	1,815,013	$40,337,617

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       28

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class B shares
Sold	16,075	$383,440	16,122	$284,854
Distributions reinvested	12,013	287,957	28,165	518,534
Repurchased	(110,012)	(2,588,300)	(270,813)	(4,853,052)
Net decrease	(81,924)	($1,916,903)	(226,526)	($4,049,664)
Class C shares
Sold	4,319,373	$104,374,779	1,655,578	$30,627,739
Distributions reinvested	130,007	3,122,777	167,857	3,094,682
Repurchased	(869,471)	(20,759,329)	(1,176,247)	(20,870,512)
Net increase	3,579,909	$86,738,227	647,188	$12,851,909
Class I shares[1]
Sold	16,529,169	$413,726,559	336,014	$6,761,812
Distributions reinvested	107,502	2,699,252	41	822
Repurchased	(1,407,824)	(35,544,253)	(1,011)	(20,821)
Net increase	15,228,847	$380,881,558	335,044	$6,741,813
Total net increase	26,219,880	$657,640,824	2,570,719	$55,881,675

1The inception date for Class I shares is 9-9-16.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $602,009,923 and $21,051,948, respectively, for the six months ended April 30, 2017.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 8 — New rule issuance

In October 2016, the Securities and Exchange Commission (SEC) issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368613	01SA 4/17 6/17

John Hancock

Financial Industries Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

U.S. stocks and the credit segments of the bond market rallied sharply over the past six months, with several indexes reaching all-time highs before pulling back in the first half of April. In some ways, this recent pause wasn't surprising: Much of the fuel for the rally had been investor optimism over the Trump administration's ability to implement pro-growth policies that would boost economic expansion. Instead, the new administration has struggled with a series of controversies, and investors seem to be waiting for policy to catch up with expectations before bidding asset prices up further.

Regardless of what happens in Washington, asset prices in the United States enjoy the support of solid economic growth, low inflation, and rising levels of employment. Potential headwinds include high valuations—particularly when compared with foreign stocks—and any sustained increase in political uncertainty. Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
26	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Favorable policy, rate environment boosted financials

Rising interest rates and the potential for tax and regulatory relief lifted cyclical stocks, with financials leading the U.S. market to double-digit gains.

Stock selection positively affected performance

The fund had a strong return and outperformed its benchmark, the S&P 500 Financials Index, owing primarily to stock selection within the regional bank, insurance, and asset management segments.

The fund's regional bank exposure helped

Solid performance by regional banks was a positive contributor to performance during the period.

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

A note about risks

A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a more broadly invested fund. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Lisa A. Welch, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lisa A. Welch
Portfolio Manager
John Hancock Asset Management

What factors affected financial stocks during the six months ended April 30, 2017?

Investors embraced risk in reaction to the results of the U.S. presidential election, driving stocks to solid gains that were led by financials. New President Donald Trump is seeking to advance a pro-growth agenda centered on tax reform, increased fiscal spending, and reduced business regulation. While the failure of Congress to bring a replacement for U.S. healthcare legislation to a vote increased uncertainty about the success of the timing of the Trump administration's proposals, economic data during the period was supportive of a continued economic recovery.

The U.S. Federal Reserve (Fed) raised its federal funds rate a total of 50 basis points in moves in December and March, with the second increase unexpected until midway through the first quarter. Higher interest rates have boosted most financial companies, especially those that derive income from spread revenue, including banks, brokers, and insurance companies.

The positive direction of the markets also supported money center banks, brokers, and asset managers. The financials sector outperformed the broad market, with the fund's benchmark, the S&P 500 Financials Index, rising 20.35%, compared with a gain of 13.32% for the more broadly based S&P 500 Index.

Overseas, election results in Europe have so far resulted in candidates who support maintaining the eurozone. The European Union economy appears to have hit a bottom, but is now showing signs of improving growth.

Looking ahead, we expect the Fed to continue to gradually increase interest rates as economic and inflation data continues to show a growing economy, a scenario beneficial to financial stocks. Volatility is likely to increase as the Trump administration negotiates with Congress to achieve its goals. Deregulation of financial services will likely occur at a gradual pace. Changes in the leadership of various regulatory agencies should lift the regulatory burden, freeing up capital for

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       4

"Looking ahead, we expect the Fed to continue to gradually increase interest rates as economic and inflation data continues to show a growing economy, a scenario beneficial to financial stocks."
more productive uses. Corporate tax reform would also be positive; however, the timing of such legislation is uncertain.

How did the fund perform in these market conditions?

The fund had a positive absolute return and outperformed its benchmark, due primarily to strong stock selection in the regional bank, insurance, and asset management segments of the financials sector. An out-of-benchmark allocation to real estate investment trusts (REITs) and an underweight allocation to U.S. money center banks detracted from relative performance.

What stocks had the greatest impact on performance during the period?

SVB Financial Group, Comerica, Inc., and Citizens Financial Group, Inc. were three of the top performers in a rising interest-rate environment. Each of these names is among the most asset sensitive in the financials sector, benefiting directly from the positive impact of rising rates on lending margins.

SVB Financial produced strong loan growth, higher net interest income, and stable credit quality. Comerica has slowly improved its profitability through a multi-year cost-cutting initiative and an increase in its net interest margin. Citizens also continued its pursuit of enhanced profitability, which was exhibited in recent strong earnings reports.

TOP 10 HOLDINGS AS OF 4/30/17 (%)

JPMorgan Chase & Co.	2.8
SVB Financial Group	2.8
U.S. Bancorp	2.8
Berkshire Hathaway, Inc., Class B	2.8
Chubb, Ltd.	2.7
SunTrust Banks, Inc.	2.6
Citizens Financial Group, Inc.	2.6
Comerica, Inc.	2.5
Regions Financial Corp.	2.5
Bank of America Corp.	2.4
TOTAL	26.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       5

"Against a backdrop of rising interest rates, we continue to believe that banks are well positioned and expect to maintain the fund's overweight in that industry."

Life insurers CNO Financial Group, Inc. and Lincoln National Corp. also posted good results. They too should benefit from rising rates as security reinvestment rates should improve. Both companies also reported strong earnings results during the period and should continue to return capital through robust share buyback programs. Valuations of both stocks are appealing at current levels.

Which holdings detracted the most from results?

On the negative side, Fifth Street Finance Corp. reported weaker-than-expected earnings attributable to deteriorating credit condition; we eliminated the fund's small position during the period. Prologis, Inc., a REIT, underperformed despite being well positioned for economic growth. The company focuses on the industrials sector, which has seen good demand and limited supply; however, during the period, investors preferred other segments of the financials sector over REITs.

In a period of strong performance for financials, the fund's underweight in money center banks JPMorgan Chase & Co. and Bank of America Corp. also detracted from results.

How was the fund positioned at the end of the period?

Against a backdrop of rising interest rates, we continue to believe that banks are well positioned and expect to maintain the fund's overweight in that industry. We have slightly increased the fund's exposure to Europe following the French elections and a brighter economic outlook in the region.

COUNTRY COMPOSITION AS OF 4/30/17 (%)

United States	80.2
United Kingdom	4.9
Bermuda	3.2
Switzerland	2.7
Denmark	2.1
Ireland	1.5
Guernsey, Channel Islands	1.5
France	1.4
Other countries	2.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       6

We added a new position in Bankinter SA, a commercial bank that is one of the more profitable and financially strong in Spain; we like the company's focus on urban centers. We also initiated a position in James River Group Holdings, Inc., a specialty provider of excess and surplus insurance for small business customers. We see the name as a way to participate in growing small business creation.

MANAGED BY

Susan A. Curry On the fund since 2004 Investing since 1993
Lisa A. Welch On the fund since 1998 Investing since 1986
Ryan P. Lentell, CFA On the fund since 2015 Investing since 1999

INDUSTRY COMPOSITION AS OF 4/30/17 (%)

The views expressed in this report are exclusively those of Lisa A. Welch, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	21.96	13.19	2.49	16.56	85.79	27.83
Class B	22.48	13.26	2.41	17.24	86.40	26.86
Class C	26.42	13.54	2.30	21.19	88.70	25.48
Class I1,2	28.74	14.67	3.32	22.87	98.27	38.60
Class NAV[1,2]	28.83	14.86	3.50	22.84	99.94	41.10
Index 1†	27.16	15.74	-0.31	20.35	107.65	-3.06
Index 2†	17.92	13.68	7.15	13.32	89.81	99.55

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class NAV
Gross/Net (%)	1.58	2.28	2.28	1.26	1.15

* Expenses have been estimated for the first year of operations of Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-07	12,686	12,686	9,694	19,955
Class C3	4-30-07	12,548	12,548	9,694	19,955
Class I	4-30-07	13,860	13,860	9,694	19,955
Class NAV[1,2]	4-30-07	14,110	14,110	9,694	19,955

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class I shares were first offered on 9-9-16; Class NAV shares were first offered on 7-12-13. Returns prior to these dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class I or Class NAV shares, as applicable.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,226.70	$6.46	1.17%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.86	1.17%
Class B	Actual expenses/actual returns	1,000.00	1,222.40	10.75	1.95%
	Hypothetical example for comparison purposes	1,000.00	1,015.10	9.74	1.95%
Class C	Actual expenses/actual returns	1,000.00	1,221.90	10.74	1.95%
	Hypothetical example for comparison purposes	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,228.70	5.25	0.95%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.76	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	1,228.40	4.59	0.83%
	Hypothetical example for comparison purposes	1,000.00	1,020.70	4.16	0.83%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 93.7%		$879,290,690
(Cost $653,907,341)
Financials 89.4%		838,481,309
Banks 56.1%
1st Source Corp.	171,484	8,284,392
Access National Corp.	73,391	2,079,167
American Business Bank (I)	83,574	3,447,428
Ameris Bancorp	209,659	9,874,939
Atlantic Capital Bancshares, Inc. (I)	321,273	6,296,951
Bank of America Corp.	966,492	22,557,923
Bank of Ireland (I)	39,514,777	9,947,338
Bank of Marin Bancorp	60,633	3,828,974
Bankinter SA	660,170	5,811,450
Bankwell Financial Group, Inc.	101,263	3,659,645
BNP Paribas SA	71,689	5,059,608
BOK Financial Corp.	22,586	1,903,774
Cambridge Bancorp	6,483	434,361
Capstar Financial Holdings, Inc. (I)	52,533	926,682
Chemical Financial Corp.	258,635	12,272,231
Citigroup, Inc.	218,720	12,930,726
Citizens Financial Group, Inc.	653,299	23,982,606
Comerica, Inc.	331,158	23,412,871
County Bancorp, Inc.	85,667	2,351,559
Danske Bank A/S	550,702	20,022,714
Equity Bancshares, Inc. (I)	44,140	1,393,500
Equity Bancshares, Inc., Class A (I)	50,880	1,606,282
Evans Bancorp, Inc.	99,711	3,789,018
FCB Financial Holdings, Inc., Class A (I)	40,432	1,910,412
First Business Financial Services, Inc.	148,579	3,947,744
First Hawaiian, Inc.	213,937	6,368,904
First Merchants Corp.	239,637	9,916,179
Flushing Financial Corp.	222,648	6,563,663
Glacier Bancorp, Inc.	497,512	16,805,955
Great Southern Bancorp, Inc.	54,895	2,752,984
Great Western Bancorp, Inc.	196,136	8,080,803
Heritage Commerce Corp.	258,418	3,690,209
Heritage Financial Corp.	86,846	2,292,734
Horizon Bancorp	56,860	1,534,651
Independent Bank Corp.	168,954	3,767,674
JPMorgan Chase & Co.	306,687	26,681,769
KeyCorp	1,173,804	21,410,185
M&T Bank Corp.	109,545	17,024,388
MB Financial, Inc.	127,630	5,425,551

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
MidWestOne Financial Group, Inc.	39,310	$1,364,057
Nicolet Bankshares, Inc. (I)	22,312	1,099,982
Pinnacle Financial Partners, Inc.	36,110	2,311,040
QCR Holdings, Inc.	53,163	2,424,233
Regions Financial Corp.	1,699,413	23,366,929
Sandy Spring Bancorp, Inc.	169,204	7,318,073
Southern First Bancshares, Inc. (I)	48,581	1,637,180
Sun Bancorp, Inc.	199,576	4,979,421
SunTrust Banks, Inc.	424,795	24,132,604
SVB Financial Group (I)	149,152	26,241,803
The Community Financial Corp.	88,724	3,189,628
The First Bancshares, Inc. (L)	45,002	1,289,307
The First of Long Island Corp.	98,773	2,686,626
The PNC Financial Services Group, Inc.	93,963	11,252,069
TriCo Bancshares	229,083	8,123,283
U.S. Bancorp	510,886	26,198,234
Union Bankshares Corp.	300,125	10,276,280
Wells Fargo & Company	396,837	21,365,704
Xenith Bankshares, Inc. (I)	40,635	1,097,958
Zions Bancorporation	540,447	21,634,093
Capital markets 8.8%
Affiliated Managers Group, Inc.	86,177	14,270,049
Altamir	464,713	7,802,057
Close Brothers Group PLC	364,275	7,981,039
Intermediate Capital Group PLC	748,311	7,574,184
Invesco, Ltd.	573,779	18,900,280
KKR & Company LP	307,358	5,833,655
Schroders PLC	254,038	10,490,301
The Bank of New York Mellon Corp.	58,179	2,737,904
The Blackstone Group LP	165,279	5,097,204
TriplePoint Venture Growth BDC Corp.	140,462	2,011,416
Consumer finance 4.0%
Capital One Financial Corp.	196,023	15,756,329
Discover Financial Services	351,855	22,022,604
Diversified financial services 3.4%
Berkshire Hathaway, Inc., Class B (I)	157,983	26,100,371
Cerved Information Solutions SpA	536,037	5,722,841
Insurance 15.5%
Aon PLC	133,151	15,956,816
Assured Guaranty, Ltd.	558,907	21,311,124
Chubb, Ltd.	184,087	25,265,940
CNO Financial Group, Inc.	733,213	15,448,798
Gjensidige Forsikring ASA	311,533	4,785,967

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       13

			Shares	Value
Financials (continued)
Insurance (continued)
James River Group Holdings, Ltd.			198,693	$8,655,067
Kinsale Capital Group, Inc.			205,833	7,442,921
Lincoln National Corp.			316,077	20,838,957
Marsh & McLennan Companies, Inc.			157,966	11,710,020
The Hartford Financial Services Group, Inc.			281,028	13,590,514
Thrifts and mortgage finance 1.6%
First Defiance Financial Corp.			727	38,996
Provident Financial Services, Inc.			227,315	5,839,722
United Community Financial Corp.			519,774	4,438,870
United Financial Bancorp, Inc.			224,517	3,877,409
Westbury Bancorp, Inc. (I)			45,580	943,506
Real estate 4.3%				40,809,381
Equity real estate investment trusts 3.0%
Hibernia REIT PLC			918,702	1,275,582
Irish Residential Properties REIT PLC			2,128,231	3,036,427
Prologis, Inc.			236,641	12,875,637
Rexford Industrial Realty, Inc.			178,213	4,444,632
Vornado Realty Trust			73,628	7,085,959
Real estate management and development 1.3%
Kennedy Wilson Europe Real Estate PLC			322,015	4,332,861
Kennedy-Wilson Holdings, Inc.			380,308	7,758,283
Preferred securities 0.4%				$3,688,763
(Cost $3,300,790)
Financials 0.4%				3,688,763
Banks 0.4%
OFG Bancorp, Series C, 8.750%			3,340	3,688,763
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.7%				$15,548,079
(Cost $14,909,688)
Financials 1.7%				15,548,079
Banks 0.8%
Cadence Financial Corp. (S)	4.875	06-28-19	4,400,000	4,312,000
Popular, Inc.	7.000	07-01-19	3,134,000	3,259,360
Diversified financial services 0.9%
NewStar Financial, Inc.	7.250	05-01-20	7,735,000	7,976,719
			Shares	Value
Investment companies 1.5%				$13,943,533
(Cost $5,488,585)
AP Alternative Assets LP			362,972	13,943,533

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       14

		Yield (%)	Shares	Value
Securities lending collateral 0.1%				$503,754
(Cost $503,739)
John Hancock Collateral Trust (W)		0.9823(Y)	50,342	503,754
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.0%				$28,255,000
(Cost $28,255,000)
U.S. Government Agency 1.8%				16,569,000
Federal Agricultural Mortgage Corp. Discount Note	0.690	05-01-17	974,000	974,000
Federal Farm Credit Bank Discount Note	0.633	05-01-17	2,857,000	2,857,000
Federal Home Loan Bank Discount Note	0.646	05-01-17	12,738,000	12,738,000
			Par value^	Value
Repurchase agreement 1.2%				11,686,000
Barclays Tri-Party Repurchase Agreement dated 4-28-17 at 0.800% to be repurchased at $9,546,636 on 5-1-17, collateralized by $7,352,900 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1-15-28 (valued at $9,737,617, including interest)			9,546,000	9,546,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $2,140,039 on 5-1-17, collateralized by $2,085,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $2,187,217, including interest)			2,140,000	2,140,000
Total investments (Cost $706,365,143)† 100.4%				$941,229,819
Other assets and liabilities, net (0.4%)				($3,386,027)
Total net assets 100.0%				$937,843,792

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $707,962,961. Net unrealized appreciation aggregated to $233,266,858, of which $240,799,675 related to appreciated investment securities and $7,532,817 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       15

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	18,755,714	DKK	131,290,000	Citibank N.A.	6/21/2017	—	($521,658)	($521,658)
USD	37,410,170	EUR	34,983,773	JPMorgan Chase Bank N.A.	6/21/2017	—	(791,579)	(791,579)
USD	29,074,995	GBP	23,540,000	HSBC Bank USA	6/21/2017	—	(1,456,529)	(1,456,529)
USD	5,033,524	NOK	42,650,000	UBS AG	6/21/2017	$63,284	—	63,284
						$63,284	($2,769,766)	($2,706,482)

Derivative currency abbreviations

DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $705,861,404) including $489,915 of securities loaned	$940,726,065
Affiliated investments, at value (Cost $503,739)	503,754
Total investments, at value (Cost $706,365,143)	941,229,819
Cash	477
Foreign currency, at value (Cost $84)	85
Cash segregated at custodian for derivative contracts	1,680,000
Receivable for investments sold	925,396
Receivable for fund shares sold	492,009
Unrealized appreciation on forward foreign currency contracts	63,284
Dividends and interest receivable	1,675,131
Receivable for securities lending income	17,928
Other receivables and prepaid expenses	74,115
Total assets	946,158,244
Liabilities
Payable for investments purchased	2,994,776
Unrealized depreciation on forward foreign currency contracts	2,769,766
Payable for fund shares repurchased	1,779,257
Payable upon return of securities loaned	504,450
Payable to affiliates
Accounting and legal services fees	46,083
Transfer agent fees	41,684
Distribution and service fees	103,334
Trustees' fees	449
Other liabilities and accrued expenses	74,653
Total liabilities	8,314,452
Net assets	$937,843,792
Net assets consist of
Paid-in capital	$681,839,981
Undistributed net investment income	7,533,887
Accumulated net realized gain (loss) on investments and foreign currency transactions	16,306,844
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	232,163,080
Net assets	$937,843,792

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($328,633,578 ÷ 16,857,496 shares)[1]	$19.49
Class B ($5,012,033 ÷ 281,421 shares)[1]	$17.81
Class C ($47,133,162 ÷ 2,642,008 shares)[1]	$17.84
Class I ($32,696,739 ÷ 1,678,872 shares)	$19.48
Class NAV ($524,368,280 ÷ 26,928,075 shares)	$19.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.52

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       18

STATEMENT OF OPERATIONS   For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$14,537,846
Interest	637,851
Securities lending	38,012
Less foreign taxes withheld	(222,203)
Total investment income	14,991,506
Expenses
Investment management fees	3,515,988
Distribution and service fees	623,432
Accounting and legal services fees	107,224
Transfer agent fees	244,193
Trustees' fees	6,659
State registration fees	38,030
Printing and postage	38,801
Professional fees	56,612
Custodian fees	66,142
Other	11,789
Total expenses	4,708,870
Less expense reductions	(35,427)
Net expenses	4,673,443
Net investment income	10,318,063
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,386,455
Affiliated investments	(711)
19,385,744
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	154,929,731
Affiliated investments	15
154,929,746
Net realized and unrealized gain	174,315,490
Increase in net assets from operations	$184,633,553

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$10,318,063	$14,792,546
Net realized gain	19,385,744	58,107,816
Change in net unrealized appreciation (depreciation)	154,929,746	(92,244,261)
Increase (decrease) in net assets resulting from operations	184,633,553	(19,343,899)
Distributions to shareholders
From net investment income
Class A	(2,527,287)	(3,042,727)
Class B	(11,449)	(19,036)
Class C	(90,829)	(105,512)
Class I1	(154,996)	—
Class NAV	(5,678,810)	(10,253,297)
From net realized gain
Class A	(19,443,077)	—
Class B	(358,340)	—
Class C	(2,842,933)	—
Class I1	(886,725)	—
Class NAV	(29,856,361)	—
Total distributions	(61,850,807)	(13,420,572)
From fund share transactions	(27,879,579)	(278,985,751)
Total increase (decrease)	94,903,167	(311,750,222)
Net assets
Beginning of period	842,940,625	1,154,690,847
End of period	$937,843,792	$842,940,625
Undistributed net investment income	$7,533,887	$5,679,195

1	The inception date for Class I shares is 9-9-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       20

Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$16.97		$17.30	$17.28	$15.64	$11.82	$9.26
Net investment income[2]	0.20		0.21	0.19	0.16	0.11	0.06
Net realized and unrealized gain (loss) on investments	3.62		(0.38)	(0.08)	1.53	3.75	2.62
Total from investment operations	3.82		(0.17)	0.11	1.69	3.86	2.68
Less distributions
From net investment income	(0.15)		(0.16)	(0.09)	(0.05)	(0.04)	(0.12)
From net realized gain	(1.15)		—	—	—	—	—
Total distributions	(1.30)		(0.16)	(0.09)	(0.05)	(0.04)	(0.12)
Net asset value, end of period	$19.49		$16.97	$17.30	$17.28	$15.64	$11.82
Total return (%)[3,4]	22.67	[5]	(1.01)	0.67	10.84	32.71	29.38
Ratios and supplemental data
Net assets, end of period (in millions)	$329		$272	$335	$322	$322	$244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[6]	1.26	1.24	1.29	1.35	1.42
Expenses including reductions	1.17	[6]	1.25	1.24	1.29	1.35	1.42
Net investment income	1.55	[6]	1.28	1.11	0.93	0.78	0.56
Portfolio turnover (%)	8		38	21	21	18	28

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       21

Class B Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13		10-31-12
Per share operating performance
Net asset value, beginning of period	$15.56		$15.87	$15.88	$14.44	$10.97		$8.58
Net investment income (loss)[2]	0.11		0.09	0.06	0.02	—	[3]	(0.01)
Net realized and unrealized gain (loss) on investments	3.32		(0.36)	(0.07)	1.42	3.47		2.45
Total from investment operations	3.43		(0.27)	(0.01)	1.44	3.47		2.44
Less distributions
From net investment income	(0.03)		(0.04)	—	—	—		(0.05)
From net realized gain	(1.15)		—	—	—	—		—
Total distributions	(1.18)		(0.04)	—	—	—		(0.05)
Net asset value, end of period	$17.81		$15.56	$15.87	$15.88	$14.44		$10.97
Total return (%)[4,5]	22.24	[6]	(1.65)	(0.13)	9.97	31.63		28.60
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$5	$8	$10	$12		$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96	[7]	1.96	1.99	2.11	2.11		2.12
Expenses including reductions	1.95	[7]	1.95	1.98	2.10	2.10		2.12
Net investment income (loss)	0.79	[7]	0.59	0.36	0.11	0.04		(0.14)
Portfolio turnover (%)	8		38	21	21	18		28

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       22

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13		10-31-12
Per share operating performance
Net asset value, beginning of period	$15.59		$15.90	$15.90	$14.45	$10.97		$8.58
Net investment income (loss)[2]	0.11		0.09	0.06	0.03	—	[3]	(0.01)
Net realized and unrealized gain (loss) on investments	3.32		(0.36)	(0.06)	1.42	3.48		2.45
Total from investment operations	3.43		(0.27)	—	1.45	3.48		2.44
Less distributions
From net investment income	(0.03)		(0.04)	—	—	—		(0.05)
From net realized gain	(1.15)		—	—	—	—		—
Total distributions	(1.18)		(0.04)	—	—	—		(0.05)
Net asset value, end of period	$17.84		$15.59	$15.90	$15.90	$14.45		$10.97
Total return (%)[4,5]	22.19	[6]	(1.65)	(0.06)	10.03	31.72		28.60
Ratios and supplemental data
Net assets, end of period (in millions)	$47		$39	$42	$37	$33		$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96	[7]	1.96	1.95	2.02	2.08		2.12
Expenses including reductions	1.95	[7]	1.95	1.95	2.01	2.07		2.12
Net investment income (loss)	0.79	[7]	0.57	0.39	0.21	0.03		(0.15)
Portfolio turnover (%)	8		38	21	21	18		28

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       23

Class I Shares Period ended	4-30-17[1]		10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$16.98		$16.93
Net investment income[3]	0.23		0.02
Net realized and unrealized gain (loss) on investments	3.62		0.03
Total from investment operations	3.85		0.05
Less distributions
From net investment income	(0.20)		—
From net realized gain	(1.15)		—
Total distributions	(1.35)		—
Net asset value, end of period	$19.48		$16.98
Total return (%)[4]	22.87	[5]	0.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$33		$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	[6]	1.00	[6]
Expenses including reductions	0.95	[6]	0.99	[6]
Net investment income	1.89	[6]	0.68	[6]
Portfolio turnover (%)	8		38	[7]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class I shares is 9-9-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 11-1-15 to 10-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       24

Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13[2]
Per share operating performance
Net asset value, beginning of period	$16.99		$17.33	$17.31	$15.66	$14.79
Net investment income[3]	0.23		0.28	0.27	0.23	0.04
Net realized and unrealized gain (loss) on investments	3.62		(0.38)	(0.08)	1.54	0.83
Total from investment operations	3.85		(0.10)	0.19	1.77	0.87
Less distributions
From net investment income	(0.22)		(0.24)	(0.17)	(0.12)	—
From net realized gain	(1.15)		—	—	—	—
Total distributions	(1.37)		(0.24)	(0.17)	(0.12)	—
Net asset value, end of period	$19.47		$16.99	$17.33	$17.31	$15.66
Total return (%)[4]	22.84	[5]	(0.54)	1.08	11.40	5.88	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$524		$524	$769	$732	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[6]	0.83	0.81	0.83	0.85	[6]
Expenses including reductions	0.83	[6]	0.82	0.80	0.82	0.84	[6]
Net investment income	1.93	[6]	1.73	1.55	1.36	0.84	[6]
Portfolio turnover (%)	8		38	21	21	18	[7]

1	Six months ended 4-30-17. Unaudited.
2	The inception date for Class NAV shares is 7-12-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 11-1-12 to 10-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       26

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$879,290,690	$785,448,321	$93,842,369	—
Banks	526,036,448	485,195,338	40,841,110	—
Capital markets	82,698,089	48,850,508	33,847,581	—
Consumer finance	37,778,933	37,778,933	—	—
Diversified financial services	31,823,212	26,100,371	5,722,841	—
Insurance	145,006,124	140,220,157	4,785,967	—
Thrifts and mortgage finance	15,138,503	15,138,503	—	—
Equity real estate investment trusts	28,718,237	24,406,228	4,312,009	—
Real estate management and development	12,091,144	7,758,283	4,332,861	—
Preferred securities	3,688,763	—	3,688,763	—
Corporate bonds	15,548,079	—	15,548,079	—
Investment companies	13,943,533	—	13,943,533	—
Securities lending collateral	503,754	503,754	—	—
Short-term investments	28,255,000	—	28,255,000	—
Total investments in securities	$941,229,819	$785,952,075	$155,277,744	—
Other financial instruments:
Forward foreign currency contracts	($2,706,482)	—	($2,706,482)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       27

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2017, the fund loaned common stocks valued at $489,915 and received $504,450 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       28

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $2,275.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, partnerships, wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       29

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $69.3 million to $94.7 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivative fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$63,284	($2,769,766)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       30

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Unaffiliated investments and foreign currency transactions *
Foreign currency	Net realized gain (loss)	$3,590,135
* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Unaffiliated investments and translation of assets and liabilities in foreign currencies *
Foreign currency	Change in net unrealized appreciation (depreciation)	($4,478,484)
* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement), (b) 0.775% of the next $250 million of the fund's aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund's aggregate average daily net assets; and (d) 0.725% of the fund's aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2017, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$12,672	Class I	$836
Class B	212	Class NAV	19,927

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       31

Class	Expense reduction	Class	Expense reduction
Class C	$1,780	Total	$35,427

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $150,097 for the six months ended April 30, 2017. Of this amount, $24,126 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $119,238 was paid as sales commissions to broker-dealers and $6,733 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $41, $1,786 and $1,833 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       32

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$364,737	$201,041
Class B	27,613	3,372
Class C	231,082	28,194
Class I	—	11,586
Total	$623,432	$244,193

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,595,860	$50,177,093	1,131,509	$18,584,159
Distributions reinvested	1,024,607	19,498,275	151,963	2,606,160
Repurchased	(2,773,507)	(52,482,857)	(4,648,958)	(73,954,943)
Net increase (decrease)	846,960	$17,192,511	(3,365,486)	($52,764,624)
Class B shares
Sold	15,816	$287,517	3,436	$55,573
Distributions reinvested	19,913	347,079	1,125	17,797
Repurchased	(88,884)	(1,561,935)	(186,284)	(2,733,935)
Net decrease	(53,155)	($927,339)	(181,723)	($2,660,565)
Class C shares
Sold	452,505	$8,034,816	430,085	$6,531,189
Distributions reinvested	135,597	2,367,520	4,469	70,828
Repurchased	(417,579)	(7,372,182)	(630,355)	(9,272,713)
Net increase (decrease)	170,523	$3,030,154	(195,801)	($2,670,696)
Class I shares[1]
Sold	1,609,104	$30,187,172	249,790	$4,116,848
Distributions reinvested	35,942	682,547	—	—
Repurchased	(189,341)	(3,666,871)	(26,623)	(446,670)
Net increase	1,455,705	$27,202,848	223,167	$3,670,178
Class NAV shares
Sold	1,172,749	$22,413,062	484,344	$7,370,381
Distributions reinvested	1,872,244	35,535,171	599,608	10,253,297
Repurchased	(6,945,518)	(132,325,986)	(14,624,679)	(242,183,722)
Net decrease	(3,900,525)	($74,377,753)	(13,540,727)	($224,560,044)
Total net decrease	(1,480,492)	($27,879,579)	(17,060,570)	($278,985,751)

1The inception date for Class I shares is 9-9-16.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       33

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $73,341,063 and $159,032,576, respectively, for the six months ended April 30, 2017.

Note 8 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, funds within the John Hancock group of funds complex held 55.9% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.7%

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368606	70SA 4/17 6/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 14, 2017